T. ROWE PRICE All-Cap Opportunities Portfolio
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.0%
COMMUNICATION
SERVICES  10.5%
Diversified Telecommunication
Services  0.4%
Verizon Communications  45,531 2,065
2,065
Entertainment  4.1%
Netflix (1) 17,185 16,026
Sea, ADR (1) 28,685 3,743
19,769
Interactive Media & Services  5.8%
Alphabet, Class C  70,023 10,940
Meta Platforms, Class A  23,586 13,594
Tencent Holdings, ADR  58,500 3,734
28,268
Wireless Telecommunication
Services  0.2%
T-Mobile U.S.  4,097 1,093
1,093
Total Communication Services 51,195
CONSUMER
DISCRETIONARY  13.4%
Automobiles  1.2%
Ferrari  6,200 2,653
Tesla (1) 12,400 3,213
5,866
Broadline Retail  4.8%
Alibaba Group Holding, ADR  22,100 2,922
Amazon.com (1) 89,635 17,054
MercadoLibre (1) 1,662 3,243
23,219
Hotels, Restaurants &
Leisure  3.6%
Cava Group (1) 6,100 527
Hilton Worldwide Holdings  9,807 2,232
Marriott International, Class A  18,560 4,421
McDonald's  7,527 2,351
Planet Fitness, Class A (1) 53,245 5,144
Starbucks  28,926 2,837
17,512
Leisure Products  0.0%
Rad Power Bikes, Class A,
Acquisition Date: 9/16/21,
Cost $885 (1)(2)(3) 92,335 18
18
Specialty Retail  3.8%
Carvana (1) 24,828 5,191
Home Depot  27,934 10,237
Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  24,615 3,146
18,574
Total Consumer Discretionary 65,189
CONSUMER STAPLES  2.8%
Beverages  1.0%
Coca-Cola  64,506 4,620
4,620
Consumer Staples Distribution &
Retail  0.9%
Walmart  48,000 4,214
4,214
Household Products  0.9%
Colgate-Palmolive  47,700 4,470
4,470
Total Consumer Staples 13,304
ENERGY  2.2%
Oil, Gas & Consumable
Fuels  2.2%
Exxon Mobil  71,666 8,523
Permian Resources  172,505 2,389
Total Energy 10,912
FINANCIALS  15.7%
Banks  3.7%
Bank of America  223,796 9,339
Citigroup  47,531 3,374
JPMorgan Chase  12,261 3,008
Western Alliance Bancorp  32,541 2,500
18,221
Capital Markets  2.2%
Charles Schwab  84,724 6,632
Evercore, Class A  11,237 2,245
Morgan Stanley  16,200 1,890
10,767
Financial Services  5.3%
Berkshire Hathaway, Class B (1) 7,400 3,941
Fiserv (1) 18,642 4,117
Mastercard, Class A  10,000 5,481
Visa, Class A  35,104 12,303
25,842
Insurance  4.5%
Axis Capital Holdings  17,800 1,784
Chubb  33,548 10,131
Marsh & McLennan  41,083 10,026
21,941
Total Financials 76,771
HEALTH CARE  13.9%
Biotechnology  3.1%
Alnylam Pharmaceuticals (1) 5,800 1,566
Argenx, ADR (1) 3,755 2,222
Avidity Biosciences (1) 17,800 526

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Gilead Sciences  25,700 2,880
Immunocore Holdings, ADR (1) 15,572 462
Insmed (1) 41,200 3,143
Natera (1) 17,524 2,478
Soleno Therapeutics (1) 22,491 1,607
14,884
Health Care Equipment &
Supplies  2.9%
IDEXX Laboratories (1) 13,308 5,589
Intuitive Surgical (1) 6,950 3,442
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 52
Stryker  12,827 4,775
13,858
Health Care Providers &
Services  3.4%
Cencora  25,305 7,037
Centene (1) 34,189 2,075
Elevance Health  17,270 7,512
16,624
Life Sciences Tools &
Services  2.8%
ICON (1) 17,273 3,023
Repligen (1) 19,373 2,465
Thermo Fisher Scientific  16,771 8,345
13,833
Pharmaceuticals  1.7%
Eli Lilly  10,218 8,439
8,439
Total Health Care 67,638
INDUSTRIALS & BUSINESS
SERVICES  8.6%
Aerospace & Defense  2.2%
Airbus (EUR)  4,587 808
General Electric  39,902 7,986
Howmet Aerospace  13,465 1,747
10,541
Commercial Services &
Supplies  0.8%
Waste Connections  19,205 3,749
3,749
Industrial Conglomerates  0.8%
Roper Technologies  6,848 4,037
4,037
Machinery  1.8%
Deere  8,871 4,164
Dover  9,721 1,708
Middleby (1) 17,354 2,637
8,509
Professional Services  3.0%
Dayforce (1) 60,326 3,519
FTI Consulting (1) 6,504 1,067
Shares $ Value
(Cost and value in $000s)
‡
TransUnion  39,583 3,285
Upwork (1) 268,725 3,507
Verisk Analytics  10,569 3,145
14,523
Total Industrials & Business Services 41,359
INFORMATION
TECHNOLOGY  23.1%
Electronic Equipment,
Instruments & Components  0.4%
Amphenol, Class A  32,367 2,123
2,123
Semiconductors & Semiconductor
Equipment  6.1%
Broadcom  51,854 8,682
NVIDIA  162,134 17,572
Taiwan Semiconductor
Manufacturing, ADR  21,026 3,490
29,744
Software  11.4%
ANSYS (1) 4,906 1,553
BILL Holdings (1) 21,943 1,007
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 388
CyberArk Software (1) 4,600 1,555
Fair Isaac (1) 3,355 6,187
Fortinet (1) 40,757 3,923
HubSpot (1) 5,193 2,967
Microsoft  75,203 28,231
MicroStrategy, Class A (1) 2,800 807
Palo Alto Networks (1) 20,800 3,549
ServiceNow (1) 6,506 5,180
ServiceTitan, Class A (1) 2,345 223
55,570
Technology Hardware, Storage &
Peripherals  5.2%
Apple  114,937 25,531
25,531
Total Information Technology 112,968
MATERIALS  1.3%
Metals & Mining  1.3%
ERO Copper (CAD) (1) 157,911 1,913
Southern Copper  19,341 1,807
Steel Dynamics  14,428 1,805
Warrior Met Coal  12,185 581
Total Materials 6,106
REAL ESTATE  2.4%
Real Estate Management &
Development  0.6%
CBRE Group, Class A (1) 24,041 3,144
3,144

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Specialized Real Estate
Investment Trusts  1.8%
American Tower, REIT  27,000 5,875
Crown Castle, REIT  26,792 2,793
8,668
Total Real Estate 11,812
UTILITIES  2.1%
Electric Utilities  0.7%
NextEra Energy  47,997 3,403
3,403
Multi-Utilities  1.1%
CMS Energy  69,063 5,187
5,187
Water Utilities  0.3%
American Water Works  10,500 1,549
1,549
Total Utilities 10,139
Total Common Stocks (Cost
$345,919) 467,393
CONVERTIBLE PREFERRED STOCKS  1.0%
COMMUNICATION
SERVICES  0.5%
Interactive Media & Services  0.5%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $386 (1)(2)(3) 7,838 2,121
Total Communication Services 2,121
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 177
Treeline Biosciences, Series
A, Acquisition Date: 9/26/22,
Cost $60 (1)(2)(3) 7,690 66
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $241 (1)(2)(3) 27,963 241
Total Health Care 484
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 13,634 9
ABL Space Systems, Series
A-9, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,810 3
Total Industrials & Business Services 12
Shares $ Value
(Cost and value in $000s)
‡
INFORMATION
TECHNOLOGY  0.3%
Software  0.3%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 23
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $569 (1)(2)(3) 6,150 569
Waymo, Series A-2, Acquisition
Date: 5/8/20, Cost $747 (1)(2)(3) 8,696 921
Total Information Technology 1,513
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 552
Total Materials 552
Total Convertible Preferred Stocks
(Cost $3,529) 4,682
SHORT-TERM INVESTMENTS  3.4%
Money Market Funds  3.4%
T. Rowe Price Government Reserve
Fund, 4.39% (4)(5) 16,546,735 16,547
Total Short-Term Investments
(Cost $16,547) 16,547
Total Investments in
Securities  100.4%
(Cost $365,995) $ 488,622
Other Assets Less Liabilities
(0.4)% (1,859)
Net Assets 100.0% $ 486,763

T. ROWE PRICE All-Cap Opportunities Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $5,140 and represents 1.1% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ —# $ — $ 121+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 5,302  ¤  ¤ $ 16,547^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $121 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $16,547.

T. Rowe Price All-Cap Opportunities Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price All-Cap Opportunities Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments

T. Rowe Price All-Cap Opportunities Portfolio

in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $346,000 for the period ended March 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 464,214 $ 2,721 $ 458 $ 467,393
Convertible Preferred Stocks — — 4,682 4,682
Short-Term Investments 16,547 — — 16,547
Total $ 480,761 $ 2,721 $ 5,140 $ 488,622
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 342 $ 116 $ 458
Convertible Preferred Stocks 4,452 230 4,682
Total $ 4,794 $ 346 $ 5,140

T. Rowe Price All-Cap Opportunities Portfolio

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E302-054Q1 03/25